Income and expenses - Revenue per type of good or service (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of revenue by category [line items]
Revenue	€ 205,450	€ 170,449	[1]	€ 196,679
Software revenue (non-medical)
Disclosure of revenue by category [line items]
Revenue	42,902	39,054		41,654
Software revenue (medical)
Disclosure of revenue by category [line items]
Revenue	22,887	19,808		19,407
Medical devices and services
Disclosure of revenue by category [line items]
Revenue	50,481	41,921		41,401
Manufacturing
Disclosure of revenue by category [line items]
Revenue	89,180	69,635		94,156
Other
Disclosure of revenue by category [line items]
Revenue	€ 0	€ 31		€ 61

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.